Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Changes in the carrying amount of goodwill
Balance as of January 1	$ 39,807,243	$ 40,563,075	$ 40,610,620
Exchange rate translation	(789,185)	(755,832)	(47,545)
Balance as of December 31	39,018,058	39,807,243	40,563,075
Goodwill, net
Goodwill, gross				$ 456,840,362	$ 457,629,547
Accumulated impairment charge				(417,822,304)	(417,822,304)
Goodwill, net	39,807,243	40,563,075	40,610,620	$ 39,018,058	$ 39,807,243
Goodwill impairment charge	$ 0	$ 0	$ 0